Financial Instruments - Disclosure of financial assets and liabilities (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Financial liabilities at amortised cost, category [member] | Trade payables and accrued liabilities [member]
Disclosure of financial liabilities [abstract]
Financial liabilities, Carrying amount	$ 2,622,889	$ 3,016,988
Financial liabilities, Fair value	2,622,889	3,016,988
Financial liabilities at amortised cost, category [member] | Lease liability [member]
Disclosure of financial liabilities [abstract]
Financial liabilities, Carrying amount	554,149	605,605
Financial liabilities, Fair value	554,149	605,605
Financial liabilities at fair value through profit or loss, category [member] | Warrant liability [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, Carrying amount	5,559,800	132,200
Financial liabilities, Fair value	5,559,800	132,200
Cash and cash equivalents [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [abstract]
Financial assets, Carrying amount	27,779,666	18,861,029
Financial assets, Fair value	27,779,666	18,861,029
Amounts receivable [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets, Carrying amount	0	0
Financial assets, Fair value	$ 0	$ 0